Biological Assets (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 4,159,452	$ 1,088,528	$ 114,559
Percentage of biological assets complete as to next expected harvest date	45.00%	39.00%
Sensitivity analysis, Impact of 5% increase (decrease) in estimated yield of cannabis per plant, Increase (decrease) in fair value of biological assets	$ 168,315	$ 52,620
Sensitivity analysis, Impact of 5% increase (decrease) in average selling price per gram less cost to sell, Increase (decrease) in fair value of biological assets	258,874	59,579
Seeds [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	85,146	28,570
Plants [member]
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 4,074,306	$ 1,059,958